Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 1,344	$ 185	¥ 5
Deferred income tax expense
Income tax expenses	¥ 1,344	$ 185	¥ 5